UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 11.7%
ANN INC*	291,774	$10,722,695
Black Diamond*	331,891	2,914,003
Bob Evans Farms	185,611	8,818,379
Children’s Place Retail Stores	271,800	13,644,360
Crocs*	591,900	9,393,453
Finish Line, Cl A	411,400	10,815,706
FTI Consulting*	334,700	12,370,512
Group 1 Automotive	174,109	12,870,137
Hillenbrand	432,760	13,004,438
Insight Enterprises*	307,604	8,080,757
Matthews International, Cl A	195,821	8,516,255
MDC Holdings	472,100	12,732,537
Orbotech*	98,311	1,585,756
Regis	850,529	11,847,869

		137,316,857

CONSUMER STAPLES — 0.7%
Snyders-Lance	341,100	8,462,691

ENERGY — 4.5%
Bonanza Creek Energy*	320,600	17,972,836
Carrizo Oil & Gas*	130,100	7,989,441
Key Energy Services*	1,591,978	9,774,745
SAExploration Holdings*	455,244	3,983,385
Unit*	202,207	12,809,813

		52,530,220

FINANCIAL SERVICES — 24.4%
Ameris Bancorp	852,804	18,625,239
Bank of Kentucky Financial	98,200	3,392,810
Boston Private Financial Holdings	715,400	8,928,192
Brandywine Realty Trust†	398,037	6,189,475
Bryn Mawr Bank	388,274	11,454,083
Campus Crest Communities†	983,292	7,866,336
CatchMark Timber Trust, Cl A†	480,000	5,760,000
Connectone Bancorp	483,900	9,194,100
CubeSmart†	413,300	7,526,193
DuPont Fabros Technology†	394,700	10,818,727
Eagle Bancorp*	192,589	6,415,140
Enterprise Financial Services	542,680	9,469,766
Excel Trust†	833,100	10,788,645
Financial Institutions	169,000	3,751,800
First of Long Island	151,900	5,343,842
Flushing Financial	411,523	7,646,097
FNB	887,700	10,918,710
Fortegra Financial*	392,800	2,737,816
Hancock Holding	222,300	7,211,412
Hanmi Financial	477,162	10,077,661
Hanover Insurance Group	131,900	7,625,139
Heritage Financial	636,847	10,132,236
HomeTrust Bancshares*	401,984	6,114,177
Infinity Property & Casualty	20,064	1,299,345
Kite Realty Group Trust†	2,006,347	12,238,717
Lexington Realty Trust†	533,541	5,836,938
Navigators Group*	115,800	7,040,640
Parkway Properties†	255,100	5,288,223
Pebblebrook Hotel Trust†	333,584	12,142,458
ProAssurance	157,200	6,858,636
Prosperity Bancshares	218,900	12,724,657
Selective Insurance Group	165,700	3,693,453

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
South State	203,660	$11,834,683
Terreno Realty†	7,610	142,307
Trico Bancshares	399,100	8,927,867
United Financial Bancorp	713,097	9,042,070
Washington Trust Bancorp	7,973	274,271

		285,331,861

HEALTH CARE — 7.6%
Bio-Rad Laboratories, Cl A*	97,700	11,234,523
Charles River Laboratories International*	196,700	10,663,107
CONMED	255,700	9,972,300
Haemonetics*	303,982	10,812,640
Hanger Orthopedic Group*	433,417	13,717,648
Hill-Rom Holdings	309,370	12,189,178
Owens & Minor	339,938	11,248,548
WellCare Health Plans*	141,148	8,804,812

		88,642,756

INDUSTRIALS — 5.1%
Altra Holdings	436,200	13,674,870
McDermott International*	1,425,300	10,404,690
MYR Group*	520,200	12,906,162
SP Plus*	510,795	10,011,582
TAL International Group	291,500	12,884,300

		59,881,604

INFORMATION TECHNOLOGY — 3.1%
Electro Scientific Industries	1,060,550	6,342,089
NETGEAR*	409,700	12,827,707
Perficient*	297,600	5,056,224
WEX*	109,098	11,773,856

		35,999,876

MATERIALS — 1.1%
Innospec	255,252	10,263,683
Kaiser Aluminum	25,133	1,940,770

		12,204,453

MATERIALS & PROCESSING — 13.4%
ABM Industries	482,500	11,874,325
Aptargroup	170,663	10,427,509
Belden CDT	210,526	14,294,716
Brady, Cl A	408,400	10,679,660
Carpenter Technology	241,517	13,075,731
HB Fuller	329,422	14,708,692
Innophos Holdings	283,567	17,135,954
Koppers Holdings	238,782	8,603,315
Kraton Performance Polymers*	353,504	7,285,717
OM Group	524,810	14,836,379
OMNOVA Solutions*	1,281,393	10,340,842
Rogers*	206,300	11,833,368
United Stationers	310,223	11,968,403

		157,064,611

PRODUCER DURABLES — 16.5%
Actuant, Cl A	449,219	14,500,789
Albany International, Cl A	339,484	12,167,107
Briggs & Stratton	452,353	8,291,631
CBIZ*	1,205,300	9,835,248
Celadon Group	88,960	1,889,510
Compass Diversified Holdings (A)	698,329	12,304,557
ESCO Technologies	420,315	14,101,568

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — continued
Granite Construction	357,193	$11,626,632
Heartland Express	643,100	14,437,595
II-VI*	761,900	10,453,268
Kaman	236,657	9,468,647
Littelfuse	123,574	10,741,052
Methode Electronics	443,216	14,174,048
Moog, Cl A*	145,422	9,600,760
Orbital Sciences*	551,719	14,162,627
Regal-Beloit	183,400	12,891,186
Triumph Group	203,600	12,898,060

		193,544,285

TECHNOLOGY — 8.4%
Coherent*	230,785	13,595,544
Emulex*	1,248,300	7,340,004
FormFactor*	895,000	6,041,250
GSI Group*	914,900	10,548,797
Harmonic*	1,189,095	7,134,570
Integrated Device Technology*	1,019,594	14,641,370
IXYS	1,044,203	11,924,798
ON Semiconductor*	304,792	2,609,020
Oplink Communications	626,910	11,948,905
Plantronics	260,724	12,246,206

		98,030,464

UTILITIES — 2.4%
IDACORP	287,160	15,377,418
NorthWestern	280,400	12,960,088

		28,337,506

TOTAL COMMON STOCK (Cost $910,691,438)		1,157,347,184

SHORT-TERM INVESTMENT — 1.4%
Dreyfus Treasury Prime Cash Management, 0.000% (B) (Cost $16,059,317)	16,059,317	16,059,317

TOTAL INVESTMENTS — 100.3% (Cost $926,750,755)‡		$1,173,406,501

Percentages are based on Net Assets of $1,169,989,312.

(A)	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2014 was $12,304,557 or 1.1% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of July 31, 2014.
*	Non-income producing security.

†	Real Estate Investment Trust

‡	At July 31, 2014, the tax basis cost of the Portfolio’s investments was $926,750,755, and the unrealized appreciation and depreciation were $290,007,515 and $(43,351,769), respectively.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2014
(Unaudited)

As of July 31, 2014, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014